Summary of Significant Accounting Policies - Goodwill and Definite-Lived Intangible Assets, Net (Details)	12 Months Ended
Jun. 30, 2022
Customer relationships | Minimum
Definite-Lived Intangible Assets, Net
Estimated useful lives (in years)	10 years
Customer relationships | Maximum
Definite-Lived Intangible Assets, Net
Estimated useful lives (in years)	15 years
Covenants not to compete, trade name and favorable leases | Minimum
Definite-Lived Intangible Assets, Net
Estimated useful lives (in years)	5 years
Covenants not to compete, trade name and favorable leases | Maximum
Definite-Lived Intangible Assets, Net
Estimated useful lives (in years)	15 years